Accumulated Other Comprehensive Income: Schedule of Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Accumulated Other Comprehensive Income (Loss)

		Accumulated
	Unrealized	Other
	Investment	Comprehensive
	Gains (Loss)	Income (Loss)
Balance, January 1, 2015	$ 222	$ 222
Change in unrealized holding gains (losses),
net of tax - ($240)	(447)	(447)
Balance, December 31, 2015	(225)	(225)
Change in unrealized holding gains (losses),
net of tax - ($53)	(98)	(98)
Balance, December 31, 2016	(323)	(323)
Change in unrealized holding gains (losses),
net of tax - $181	334	334
Balance, December 31, 2017	$ 11	$ 11